INCOME TAXES	12 Months Ended
Dec. 31, 2016
INCOME TAXES
INCOME TAXES

25.   INCOME TAXES

INCOME TAX RATE RECONCILIATION

Year ended December 31,	2016	2015	2014
(millions of Canadian dollars)
Earnings before income taxes and discontinued operations	2,451	11	2,173
Canadian federal statutory income tax rate	15%	15%	15%

Expected federal taxes at statutory rate	368	2	326
Increase/(decrease) resulting from:
Provincial and state income taxes1	34	(204)	(36)
Foreign and other statutory rate differentials	(56)	310	394
Effects of rate-regulated accounting2	(116)	(52)	(97)
Foreign allowable interest deductions	(107)	(84)	(65)
Part VI.1 tax, net of federal Part I deduction	56	55	47
Intercompany sale of investment3	6	23	68
Non-taxable portion of gain on sale of investment to unrelated party4	(61)	-	-
Valuation allowance5	22	154	2
Noncontrolling interests	(15)	(28)	(28)
Other6	11	(6)	-

Income taxes on earnings before discontinued operations	142	170	611

Effective income tax rate	5.8%	1,545.5%	28.1%

1	The change in provincial and state income taxes from 2015 to 2016 reflects the increase in earnings from the Canadian operations and the decrease in earnings from the United States operations.
2	The increase in 2016 is due to the federal component of the tax effect of the 2015 impairment of regulatory receivables.
3

In November 2016, September 2015 and November 2014, certain assets were sold to entities under common control. The intercompany gains realized on these transfers were eliminated. However, because these transactions involved the sale of partnership units, tax consequences have been recognized in earnings.

4	The amount in 2016 represents the federal component of the non-taxable portion of the gain on the sale of the South Prairie Region assets to unrelated party.
5

The decrease from 2015 to 2016 is due to the federal component of the tax effect of a valuation allowance on the deferred tax assets related to an outside basis temporary difference that, in 2015, was no longer more likely than not to be realized.

6	2015 included $17 million recovery related to the federal component of the tax effect of adjustments related to prior periods.

COMPONENTS OF PRETAX EARNINGS AND INCOME TAXES

Year ended December 31,	2016	2015	2014
(millions of Canadian dollars)
Earnings/(loss) before income taxes and discontinued operations
Canada	2,034	(1,365)	114
United States	(333)	808	1,614
Other	750	568	445

	2,451	11	2,173

Current income taxes
Canada	74	157	35
United States	21	3	(15)
Other	4	3	4

	99	163	24

Deferred income taxes
Canada	188	(558)	(193)
United States	(151)	565	780
Other	6	-	-

	43	7	587

Income taxes on earnings before discontinued operations	142	170	611

COMPONENTS OF DEFERRED INCOME TAXES

Deferred tax assets and liabilities are recognized for the future tax consequences of differences between carrying amounts of assets and liabilities and their respective tax bases. Major components of deferred income tax assets and liabilities are as follows:

December 31,	2016	2015
(millions of Canadian dollars)
Deferred income tax liabilities
Property, plant and equipment	(3,867)	(3,423)
Investments	(2,938)	(3,024)
Regulatory assets	(439)	(354)
Other	(47)	(85)

Total deferred income tax liabilities	(7,291)	(6,886)

Deferred income tax assets
Financial instruments	1,215	1,374
Pension and OPEB plans	219	202
Loss carryforwards	1,189	848
Other	374	274

Total deferred income tax assets	2,997	2,698
Less valuation allowance	(572)	(538)

Total deferred income tax assets, net	2,425	2,160

Net deferred income tax liabilities	(4,866)	(4,726)

Presented as follows:1
Accounts receivable and other (Note 7)	-	367
Deferred income taxes	1,170	839

Total deferred income tax assets	1,170	1,206

Accounts payable and other	-	(17)
Deferred income taxes	(6,036)	(5,915)

Total deferred income tax liabilities	(6,036)	(5,932)

Net deferred income tax liabilities	(4,866)	(4,726)

1	Effective January 1, 2016, the Company elected to early adopt ASU 2015-17 (Note 3).

A valuation allowance has been established for certain loss and credit carryforwards, and outside basis temporary differences on investments that reduce deferred income tax assets to an amount that will more likely than not be realized.

As at December 31, 2016, the Company recognized the benefit of unused tax loss carryforwards of $2,486 million (2015 - $1,754 million) in Canada which start to expire in 2025 and beyond.

As at December 31, 2016, the Company recognized the benefit of unused tax loss carryforwards of $1,287 million (2015 - $899 million) in the United States which start to expire in 2030 and beyond.

The Company has not provided for deferred income taxes on the difference between the carrying value of substantially all of its foreign subsidiaries and their corresponding tax basis as the earnings of those subsidiaries are intended to be permanently reinvested in their operations. As such these investments are not anticipated to give rise to income taxes in the foreseeable future. The difference between the carrying values of the investments and their tax bases is largely a result of unremitted earnings and currency translation adjustments. The unremitted earnings and currency translation adjustment for which no deferred taxes have been recognized in respect of foreign subsidiaries is $4.1 billion (2015 - $4.0 billion). If such earnings are remitted, in the form of dividends or otherwise, the Company may be subject to income taxes and foreign withholding taxes. The determination of the amount of unrecognized deferred income tax liabilities on such amounts is not practicable.

The Company and one or more of its subsidiaries are subject to taxation in Canada, the United States and other foreign jurisdictions. The material jurisdictions in which the Company is subject to potential examinations include the United States (Federal) and Canada (Federal, Alberta and Ontario). The Company’s 2008 to 2016 taxation years are still open for audit in the Canadian jurisdictions and the 2013 to 2016 taxation years remain open for audit in the United States jurisdictions. The Company is currently under examination for income tax matters in Canada for the 2013 and 2014 taxation years. The Company is not currently under examination for income tax matters in any other material jurisdiction where it is subject to income tax.

UNRECOGNIZED TAX BENEFITS

Year ended December 31,	2016	2015
(millions of Canadian dollars)
Unrecognized tax benefits at beginning of year	65	51
Gross increases for tax positions of current year	27	5
Change in translation of foreign currency	(2)	9
Lapses of statute of limitations	(6)	-

Unrecognized tax benefits at end of year	84	65

The unrecognized tax benefits as at December 31, 2016, if recognized, would affect the Company’s effective income tax rate. The Company does not anticipate further adjustments to the unrecognized tax benefits during the next 12 months that would have a material impact on its consolidated financial statements.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as a component of Income taxes. Income taxes for the year ended December 31, 2016 included $1 million recovery (2015 - $2 million expense; 2014 - nil) of interest and penalties. As at December 31, 2016, interest and penalties of $6 million (2015 - $7 million) have been accrued.